Class K [Member] Performance Management - Class K - iShares Developed Real Estate Index Fund	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied for the periods since inception and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the FTSE All World Index (Net) and the FTSE EPRA Nareit Developed Index (Net). The FTSE EPRA Nareit Developed Index (Net) is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied for the periods since inception and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table compares the Fund’s performance to that of the FTSE All World Index (Net) and the FTSE EPRA Nareit Developed Index (Net). The FTSE EPRA Nareit Developed Index (Net) is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy.
Bar Chart [Heading]	Class K Shares ANNUAL TOTAL RETURNS iShares Developed Real Estate Index Fund As of 12/31
Bar Chart Closing [Text Block]
During the ten-year period shown in the bar chart, the highest return for a quarter was 16.21% (quarter ended September 30, 2024) and the lowest return for a quarter was -28.32% (quarter ended March 31, 2020). The year-to-date return as of March 31, 2026 was 1.72%.

Performance Table Heading	For the periods ended 12/31/25Average Annual Total Returns
Performance Table Narrative
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	http://www.blackrock.com
Performance Availability Phone [Text]	(800) 882-0052
Class K Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.72%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	16.21%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(28.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020